Insider Trading Arrangements	12 Months Ended
Dec. 31, 2025
Trading Arrangements, by Individual [Table]
Material Terms of Trading Arrangement	Our directors and executive officers have adopted and may in the future adopt written plans, known as Rule 10b5-1 plans, in which they will contract with a broker to buy or sell shares of our Common Stock on a periodic basis. Under a Rule 10b5-1 plan, a broker executes trades pursuant to parameters established by the director or officer when entering into the plan, without further direction from the director or officer. It also is possible that the director or officer could amend or terminate the plan when not in possession of material, nonpublic information. In addition, our directors and executive officers may buy or sell additional shares outside of a Rule 10b5-1 plan when they are not in possession of material, nonpublic information.
Rule 10b5-1 Arrangement Adopted	true
Non-Rule 10b5-1 Arrangement Adopted	true
Rule 10b5-1 Arrangement Terminated	true
Non-Rule 10b5-1 Arrangement Terminated	true